SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                  August 9, 2013

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

          Re:    AllianceBernstein Growth and Income Fund, Inc.
                 File Nos. 2-11023 and 811-00126
                 -----------------------------------------------

Dear Sir or Madam:

            Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 121 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Growth and Income Fund, Inc. (the "Fund"). We are making this filing for the purpose of registering Class Z of the Fund.

            With the exception of the disclosure regarding the fees and expenses of the classes, the purchase and sale information of the classes and the distribution arrangements of the classes, the prospectus and statement of additional information filed herewith are substantially the same as the prospectus and statement of additional information previously filed and reviewed by the staff of the Securities and Exchange Commission. Accordingly, we request selective review of Post-Effective Amendment No. 121.

            Please direct any comments or questions to Kathleen Clarke or the undersigned at (202) 737-8833.

                                                  Sincerely,


                                                  /s/ Joanne A. Skerrett
                                                  -----------------------
                                                      Joanne A. Skerrett

Attachment

cc:      Kathleen K. Clarke